Other Income/Expenses - Summary of Other Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income (expense) [abstract]
Loss on sales and purchases of foreign currencies	₽ (108)	₽ (114)	₽ (130)
VEB commissions write off			(1,411)
Provision on non-recoverable advances to pension funds			(408)
Other expenses	(206)	(106)	(54)
Total	₽ (314)	₽ (220)	₽ (2,003)